PROJECT ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2017
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation
	2016	2017
	December 31	September 30
	RMB	RMB
Completed	30,188,445	32,804,285
Under construction	31,935,354	196,313,031

Less: Accumulated depreciation	(7,060,303)	(9,936,696)
Project Assets, net	55,063,496	219,180,620